Interest expense, net (Tables)	12 Months Ended
Mar. 31, 2019
Banking And Thrift Interest [Abstract]
Summary of Interest Expense Net

Interest expense, net consists of the following:

	Year ended March 31,
	2017	2018	2019	2019
	(INR)	(INR)	(INR)	(US$)
Interest expense:
CCDs	90,360	—	—	—
Series E and G CCPS	73,840	—	—	—
Term loans	2,439,052	5,104,245	5,469,020	79,078
Bank charges and other#	160,740	739,939	484,618	7,007
	2,763,992	5,844,184	5,953,638	86,085
Interest income:
Term and fixed deposits	319,823	508,446	932,035	13,477
Gain on sale of investments	72,074	167,258	148,420	2,146
Investments held-to-maturity	259	262	141	2
	392,156	675,966	1,080,596	15,625
Total	2,371,836	5,168,218	4,873,042	70,460